UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21834

YORK ENHANCED STRATEGIES FUND, LLC
(Exact name of registrant as specified in charter)

767 Fifth Avenue, 17TH Floor New York, New York			10153
(Address of principal executive offices)			(Zip code)

The Corporation Trust Company 1209 Orange Street Wilmington, Delaware 19801
(Name and address of agent for service)

David M. Mahle Jones Day 222 East 41ST Street New York, New York 10017

Registrant’s telephone number, including area code:		(212) 300-1300

Date of fiscal year end:	December 31, 2008

Date of reporting period:	June 30, 2008

ITEM 1.  REPORTS TO STOCKHOLDERS.

YORK ENHANCED STRATEGIES FUND, LLC

Semi-Annual Report

June 30, 2008

YORK ENHANCED STRATEGIES FUND, LLC

Semi-Annual Report

June 30, 2008 (Unaudited)

YORK ENHANCED STRATEGIES FUND, LLC

Sector Breakdown

June 30, 2008 (Unaudited)

Total Investments by Sector:

The following table represents the Company’s holdings by sector at June 30, 2008 as a percentage of net assets:

Financials	34.5%
Consumer Cyclical	27.4
Industrial	20.0
Communications	19.2
Consumer Non-Cyclical	18.2
Energy	17.5
Telecommunication Services	17.0
Health Care	9.7
Information Technology	7.5
Materials	4.4
175.4%

The following table represents the Company’s short positions by sector at June 30, 2008 as a percentage of net assets:

Financials	(5.8)%
Industrial	(0.1)
(5.9)%

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Portfolio of Investments

June 30, 2008 (Unaudited)

				Percentage of
Par Value		Description	Value	Net Assets

		FIXED INCOME SECURITIES #

		COMMUNICATIONS
		Charter Communications Operating LLC, ##
	$5,000,000	8.00%, due 4/30/12	$4,775,000
	2,000,000	8.375%, due 4/30/14	1,920,000
	3,000,000	Hughes Networks Systems, 9.50%, due 4/15/14	3,045,000
		Intelsat Corporation, ##
	5,000,000	9.25%, due 8/15/14	4,900,000
	5,500,000	9.25%, due 6/15/16	5,390,000
	5,000,000	Jackson 9.50%, due 6/15/16	4,825,000
	3,000,000	Subsidiary Holding Co. Ltd., 8.50%, due 1/15/13	2,925,000
	1,905,000	Time Warner Telecom Holdings, Inc., 9.25%, due 2/15/14	1,971,675
		TOTAL COMMUNICATIONS	29,751,675	11.1%

		CONSUMER CYCLICAL
	1,000,000	Adelphia Communications Corp., 9.375%, due 11/15/09 *+	85,000
	3,000,000	Delphi Corp., 6.50%, due 8/15/13 *+	630,000
	12,500,000	Leslie’s Poolmart, 7.75%, due 2/1/13	11,750,000
	2,000,000	Levi Strauss & Co., 8.875%, due 4/1/16	1,970,000
	470,000	Michaels Stores, Inc., 11.375%, due 11/1/16	373,650
	3,500,000	Tenneco, Inc., 8.625%, due 11/15/14	3,150,000
		TOTAL CONSUMER CYCLICAL	17,958,650	6.7

		CONSUMER NON-CYCLICAL
	3,500,000	Baker & Taylor, Inc., 11.50%, due 7/1/13 ##	3,185,000
		Rite Aid Corp.,
	2,000,000	7.50%, due 1/15/15	2,140,000
	2,960,000	7.50%, due 3/1/17	2,486,400
		Select Medical Corp.,
	7,500,000	7.625%, due 2/1/15	6,675,000
	1,300,000	8.44938%, due 9/15/15 **	1,150,500
	706,000	Stripes Acquisition LLC / Susser Finance Corp., 10.625%, due 12/15/13	727,180
	1,500,000	Susser Holdings LLC, 10.625%, due 12/15/13 ##	1,545,000
	7,000,000	Vitamin Shoppe Industries, Inc., 10.17563%, due 11/15/12 **	7,140,000
		TOTAL CONSUMER NON-CYCLICAL	25,049,080	9.4

		ENERGY
		Energy Future Holdings Corp., ##
	2,000,000	10.875%, due 11/1/17	2,040,000
	5,000,000	10.25%, due 11/1/15	4,962,500
		Enron Corp., *+
	2,500,000	0.00% due 2/7/21	32,625
JPY	500,000,000	0.97%, expired maturity	538,654
EUR	10,000,000	4.375%, expired maturity	1,338,665
	$2,500,000	6.31%, expired maturity	6,250
	1,000,000	7.375%, expired maturity	30,000
	8,500,000	8.25%, expired maturity	126,650
	2,500,000	8.31%, expired maturity	53,500
GBP	1,500,000	8.75%, expired maturity	285,710
		TOTAL ENERGY	9,414,554	3.5

		FINANCIALS
	$10,000,000	Crum & Forster Holding Corp., 7.75%, due 5/1/17	9,450,000
GBP	4,350,000	Fixed-Link Finance BV, Series A1-X, 7.50%, due 8/1/25 **	8,623,605
	$5,873,168	Countrywide 2007-SEA1 2A1, 2.7725%, due 5/25/47 **	5,109,649
		Ford Motor Credit Co.,
	700,000	6.00%, due 1/20/15	485,170
	366,000	6.52%, due 3/10/13	282,003
	500,000	7.90%, due 5/18/15	394,750
		Luminent Mortgage Trust,
	22	2006-4 P, 0.00%, due 5/25/46 **	—
	67,450,797	2006-4 X, 3.80766%, due 5/25/46 **	2,529,405
	4,531,000	Mobile Satellite Ventures LP, 0.00%, due 4/1/13 ##++*	3,103,735
		TOTAL FINANCIALS	29,978,317	11.2

		HEALTH CARE
		HCA, Inc.,
	9,000,000	6.95%, due 5/1/12	8,595,000
	4,000,000	7.875%, due 2/1/11	3,980,000
	2,000,000	9.25%, due 11/15/16 ##	2,065,000
		TOTAL HEALTH CARE	14,640,000	5.5

		INDUSTRIAL
		EuroTunnel Group UK PLC,
EUR	1,438	3.00%, due 7/28/08	543,529
	1,438	3.00%, due 7/28/09	509,559
	1,657	3.00%, due 7/28/10	554,542
	1,154	6.00%, due 7/28/10	265,345
GBP	702	3.00%, due 7/28/08	335,680
	702	3.00%, due 7/28/09	314,700
	949	3.00%, due 7/28/10	401,792
	792	6.00%, due 7/28/10	230,385
		Delta Airlines, Inc., *+
	$11,250,000	7.90%, due 12/15/09	231,750
	1,000,000	8.30%, due 12/15/29	20,600
	3,000,000	Neenah Foundry Co., 9.50%, due 1/1/17	2,310,000
		TOTAL INDUSTRIAL	5,717,882	2.2

		INFORMATION TECHNOLOGY
	5,000,000	Cherokee International Corp., 5.25%, due 11/1/08	4,200,000	1.6

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Portfolio of Investments

June 30, 2008 (Unaudited)

				Percentage of
Par Value		Description	Value	Net Assets

		TELECOMMUNICATION SERVICES
	$11,000,000	Alltel Corp., 7.00%, due 3/15/16	$11,357,500
		Level 3 Financing, Inc.,
	5,000,000	8.75%, due 2/15/17	4,350,000
	1,000,000	12.25%, due 3/15/13	1,027,500
	1,000,000	Primus Telecommunications, Inc., 14.25%, due 5/20/11	900,000
		TOTAL TELECOMMUNICATION SERVICES	17,635,000	6.6%

		TOTAL FIXED INCOME SECURITIES (COST — $157,934,018)	154,345,158	57.8

		LOAN PARTICIPATIONS AND TRADE CLAIMS #

		COMMUNICATIONS
EUR	8,681,311	Kabel Deutschland, EURLIBOR plus 7.00%, due 11/12/14 (PIK)	11,621,368	4.4

		CONSUMER CYCLICAL
		Coach America,
	$3,000,000	2nd Lien Term Loan, USDLIBOR plus 6.50%, due 10/20/14	1,500,000
	5,254,915	Term Loan B, USDLIBOR plus 2.75%, due 4/20/14	4,203,933
	1,177,966	Letter of Credit, USDLIBOR plus 2.85%, due 4/20/14	942,373
	3,800,000	Baby Phat, 1st Lien Term Loan A, USDLIBOR plus 4.25%, due 7/18/11	3,800,000
		DaimlerChrysler Financial Services Americas LLC,
	4,987,437	1st Lien, USDLIBOR plus 4.00%, due 8/3/12	4,089,698
	4,000,000	2nd Lien, USDLIBOR plus 6.50%, due 8/3/13	2,760,000
	13,000,000	Fox & Hound Restaurant Group, 2nd Lien Term Loan B, USDLIBOR plus 9.25%, due 5/12/11	12,457,900
	10,000,000	Houghton Mifflin, Revolver, USDLIBOR plus 3.50%, due 12/12/13	8,200,000
	4,312,746	Laureate Education, Inc., Term Loan, USDLIBOR plus 3.25%, due 8/15/14	4,053,981
		Movie Gallery, Inc.,
	36,787	1st Lien Letter of Credit, USDLIBOR plus 5.75%, due 1/15/12	27,958
	941,532	1st Lien Term Loan, USDLIBOR plus 4.75%, due 1/15/12	715,566
		NPC Group Inc.,
	3,743,591	Term Loan B, USDLIBOR plus 3.00%, due 9/29/13	3,256,924
	8,500,000	2nd Lien Term Loan, USDLIBOR plus 6.50%, due 9/29/14	7,140,000
	2,000,000	Solutia Inc., Bridge Notes, 15.50%, due 4/1/15	1,965,000
		TOTAL CONSUMER CYCLICAL	55,113,333	20.6

		CONSUMER NON-CYCLICAL
		Bausch & Lomb, Inc.,
	3,184,000	Term Loan, USDLIBOR plus 3.25%, due 4/24/15	3,152,160
	400,000	Delayed Draw, USDLIBOR plus 3.25%, due 4/24/15	396,000
	11,531,250	Jetro Holdings, USDLIBOR plus 2.50%, due 7/2/14	10,954,687
		Spectrum Brands, Inc.,
	402,739	Letter of Credit, USDLIBOR plus 4.00%, due 3/30/13	382,602
	7,975,633	Term Loan B, USDLIBOR plus 4.00%, due 3/30/13	7,576,852
		TOTAL CONSUMER NON-CYCLICAL	22,462,301	8.4

		ENERGY
		ATP Oil & Gas,
	6,363,636	1st Lien B-1 Term Loan, USDLIBOR plus 5.25%, due 7/15/14	6,252,272
	3,636,364	1st Lien B-2 Term Loan, USDLIBOR plus 5.25%, due 1/15/11	3,572,728
		Energy Future Holdings Corp.,
	5,465,019	Initial Tranche B-2 Term Loan, USDLIBOR plus 3.50%, due 10/10/14	5,055,142
	3,980,000	Initial Tranche B-3 Term Loan, USDLIBOR plus 3.50%, due 10/10/14	3,681,500
		Enron Corp., *+
	10,000,000	Trade Claim 13923	1,295,000
	1,616,742	Trade Claim 99092	38,317
	383,258	Trade Claim 99093	9,083
	4,000,000	Trade Claim 99004	641,200
	6,000,000	Trade Claim 11342 and 11141	840,000
	11,016,146	Trade Claim 9314	1,294,397
	25,000,000	Trade Claim 99191	3,812,500
	6,478,000	Tenaska, 2nd Lien Term Loan, USDLIBOR plus 4.25%, due 12/15/14	5,894,980
		TOTAL ENERGY	32,387,119	12.1

		FINANCIALS
	7,579,210	2-10 Home Buyers Warranty, 1st Lien Term Loan, USDLIBOR plus 5.50%, due 7/26/11	1,515,842
	8,400,000	Affirmative Insurance Holdings, Inc., Term Loan, USDLIBOR plus 3.50%, due 1/31/14	7,392,000
	9,912,563	Realogy Corp., Delayed Draw Term Loan B, USDLIBOR plus 3.00%, due 10/10/13	8,524,804
		TOTAL FINANCIALS	17,432,646	6.5

		HEALTH CARE
	4,003,797	HealthSouth Corp., 1st Lien Term Loan, USDLIBOR plus 2.50%, due 3/10/13	3,843,646
	9,760,000	Premier Dental Services, Term Loan, USDLIBOR plus 5.50%, due 6/30/13	7,320,000
		TOTAL HEALTH CARE	11,163,646	4.2

		INDUSTRIAL
	15,000,000	Collins Industries, 2nd Lien Term Loan, USDLIBOR plus 6.25%, due 10/31/11	15,000,000
	6,500,000	Dresser, Inc., 2nd Lien Term Loan, USDLIBOR plus 5.75%, due 5/4/15	6,288,750
		Navistar International Corp.,
	533,333	Revolver, USDLIBOR plus 3.25%, due 1/19/12	506,666
	1,466,667	Term Loan B, USDLIBOR plus 3.25%, due 1/19/12	1,393,334
	11,636,873	Precision Partners Holding Co., Term Loan B, USDLIBOR plus 3.50%, due 10/1/13	10,822,290
	2,546,181	Wastequip, Inc., Term Loan, 12.00%, due 2/15/15	2,240,639
		WW TDS,
	4,000,000	1st Lien, USDLIBOR plus 2.75%, due 4/25/13	3,400,000
EUR	7,000,000	1st Lien, USDLIBOR plus 2.75%, due 4/24/14	7,276,038
		TOTAL INDUSTRIAL	46,927,717	17.6

		INFORMATION TECHNOLOGY
	$5,705,000	H3C Holdings Ltd., Term Loan B, USDLIBOR plus 3.00%, due 9/28/12	5,020,400
	1,980,000	NuVox, Inc., Term Loan B, USDLIBOR plus 3.25%, due 5/31/14	1,782,000
	9,926,250	One Communications Corp., USDLIBOR plus 4.00%, due 6/30/12	8,834,362
		TOTAL INFORMATION TECHNOLOGY	15,636,762	5.9

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Portfolio of Investments

June 30, 2008 (Unaudited)

			Percentage of
Par Value	Description	Value	Net Assets

	TELECOMMUNICATION SERVICES
$6,560,000	Allegiance Telecom Liquidating Trust - B *+	$766,208
	Alltell Communications Inc.,
12,000,000	Initial Tranche B-1 Term Loan, USDLIBOR plus 2.75%, due 5/15/08	11,887,500
9,500,000	Initial Tranche B-2 Term Loan, USDLIBOR plus 2.75%, due 5/15/08	9,405,000
3,950,100	Initial Tranche B-3 Term Loan, USDLIBOR plus 2.75%, due 5/16/15	3,940,225
	TOTAL TELECOMMUNICATION SERVICES	25,998,933	9.7%

	TOTAL LOAN PARTICIPATIONS AND TRADE CLAIMS (COST — $258,078,644)	238,743,825	89.4

Number of Shares

		EQUITY SECURITIES (Unless otherwise noted)

		COMMUNICATIONS
	161,821	AboveNet, Inc. *	$9,871,081
	2,055	AboveNet, Inc. (Warrants) *#	115,080
		TOTAL COMMUNICATIONS	9,986,161	3.7

		CONSUMER CYCLICAL
	1,001,485	Adelphia Recovery Trust Series ACC-1 INT *	70,104
	190,780	Hancock Fabrics, Inc. *	225,120
		TOTAL CONSUMER CYCLICAL	295,224	0.1

		CONSUMER NON-CYCLICAL
CHF	25,000	Gate Gourmet Group Holdings, LLC Membership Units *#	979,921	0.4

		ENERGY
	$300,000	Enron Corp., 7.00% (Preferred shares) *#+	180,000
	491,700	Infinity Bio-Energy, Ltd. *	1,893,045
CHF	58,000	Petroplus Holdings AG *	3,120,266
		TOTAL ENERGY	5,193,311	1.9

		FINANCIALS
	$1,729,237	Citizens Republic Bancorp, Inc.	4,876,448
	179,661	Citizens Republic Bancorp, Inc., Series A, 0.00% (Preferred shares) #$	6,333,050
	12,836,413	Investment in Cerberus CG Investor, LLC *#	10,910,951
	10,000,000	Investment in Cerberus FIM Investors LLC *#	5,000,000
	367,059	National City Corp., (Restricted shares) #	1,663,328
	157	National City Corp. (Preferred shares) # ##	14,228,910
	4,750	United Insurance Membership Interest #*	1,750,000
		TOTAL FINANCIALS	44,762,687	16.8

		INDUSTRIAL
EUR	1,583,893	Groupe EuroTunnel SA (Warrants)*	648,563	0.2

		MATERIALS
CAD	350,000	FNX Mining Co., Inc. *	8,287,320
	305,030	Gold Wheaton Gold Corp. *	269,721
	350,000	Western Canadian Coal Corp.*	3,081,095
		TOTAL MATERIALS	11,638,136	4.4

		TELECOMMUNICATION SERVICES
		BCE, Inc.,
	25,000	4.65%, 8/1/11 (Preferred shares)	602,513
	20,000	5.75%, 3/24/08 (Preferred shares)	485,351
	30,000	6.174%, 12/1/10 (Preferred shares)	722,132
		TOTAL TELECOMMUNICATION SERVICES	1,809,996	0.7

		TOTAL EQUITY SECURITIES (COST — $93,984,724)	75,313,999	28.2

		TOTAL INVESTMENTS BEFORE INVESTMENTS SOLD SHORT (COST — $509,997,386)	468,402,982	175.4

		INVESTMENTS SOLD SHORT@

		EQUITY SECURITIES

		FINANCIALS
	$(3,226,814)	National City Corp.	$(15,391,903)	(5.8)

		INDUSTRIAL
	(44,226)	Delta Air Lines, Inc. *	(252,088)	(0.1)

		TOTAL INVESTMENTS SOLD SHORT (PROCEEDS — $19,640,348)	(15,643,991)	(5.9)

		TOTAL INVESTMENTS, NET OF INVESTMENTS SOLD SHORT (COST — $490,357,038)	452,758,991	169.5
		OTHER LIABILITIES IN EXCESS OF ASSETS	(185,639,599)	(69.5)
		NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$267,119,392	100.0%

Notes to Portfolio of Investments:

*	Non-income producing security.
**	Reflects rate at June 30, 2008 on variable rate instruments.
#

Securities are valued at fair value per policies adopted by the Board of Directors. At June 30, 2008, $434,250,223 of securities were fair valued, representing 162.6% of net assets applicable to common shareholders.

##	Security is issued under Rule 144A and may be subject to certain restrictions as to resale. Unless otherwise noted, security is deemed liquid.
$	Convertible security.
+	Issuer in default. At June 30, 2008, $12,256,109 of securities were in default, representing 4.6% of net assets applicable to common shareholders.
++	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2008. Maturity date disclosed is the ultimate maturity date.
@	Cash collateral in the amount of $14,502,226 has been pledged to cover the Fund’s open short positions.
PIK -	Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
EURLIBOR - London Inter-Bank Offer Rate (Denominated in Euro currency)
USDLIBOR - London Inter-Bank Offer Rate (Denominated in USD currency)

Currency Type Abbreviations:

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

Unfunded Loan Commitments

As of June 30, 2008, the Company had the following unfunded loan commitments of $1,043,753, which could be extended at the option of the borrower:

	Unfunded
	Loan		Market
Borrower	Commitments	Cost	Value
Bausch & Lomb, Inc., Delayed Draw Term Loan, 2015	$400,000	$1,000	$(4,000)
Laureate Education, Inc., Delayed Draw Term Loan, 2014	643,753	24,141	(51,500)
	$1,043,753	$25,141	$(55,500)

At June 30, 2008 the Company had sufficient cash and/or liquid securities to cover any commitments under these contracts.

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Portfolio of Investments

June 30, 2008 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

York Enhanced Strategies Fund, LLC had the following open forward foreign currency contracts as of June 30, 2008:

	Contracts to Deliver	In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation)
British Pound	4,972,000	USD	9,643,132	9/17/2008	$(191,529)
Canadian Dollar	14,600,000	USD	14,331,667	9/17/2008	(44,827)
Euro	14,771,000	USD	22,792,096	9/17/2008	(385,524)
Swiss Franc	4,526,000	USD	4,335,498	9/17/2008	(110,944)
United States Dollar	1,085,970	CAD	1,099,000	9/17/2008	(3,794)
United States Dollar	272,790	CHF	278,000	9/17/2008	324
United States Dollar	837,540	EUR	540,000	9/17/2008	9,790
					$(726,504)

Currency Type Abbreviations:

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euros

USD - United States Dollar

Various inputs are used in determining the value of the Company’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Company’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$18,508,768	$—
Level 2 - Other Significant Observable Inputs - Long	339,818,583	(726,504)
Level 2 - Other Significant Observable Inputs - Short	(15,643,991)	—
Level 3 - Significant Unobservable Inputs	110,075,631	—
Total	$452,758,991	$(726,504)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as forwards, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of 12/31/07	$152,342,954
Realized gain (loss)	(839,965)
Change in unrealized appreciation (depreciation)	(10,797,295)
Accrued discounts/premiums	277,663
Net purchases (sales)	(4,754,731)
Transfers in and/or out of Level 3	(26,152,995)
Balance as of 6/30/08	$110,075,631

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)

Assets
Investments - at value (cost $509,997,386)	$468,402,982
Cash at bank	86,826,351
Foreign cash at bank (Cost $9,705)	9,738
Cash due from broker	14,502,226
Receivable for investments sold	8,422,500
Interest and dividends receivable	4,866,866
Debt issuance costs, net of accumulated amortization of $1,904,975	3,902,999
Preferred shares offering costs, net of accumulated amortization of $892,855	1,828,796
Unrealized appreciation on forward foreign currency contracts	10,114
Other Assets	212,417
588,984,989
Liabilities
Senior revolving notes payable	132,000,000
Series A-1 Preferred Stock, $1,000 liquidation value per share applicable to 108,999 outstanding shares (108,999 shares authorized)	108,999,000
Series A-2 Preferred Stock, $1,000 liquidation value per share applicable to 1 outstanding share (1 share authorized)	1,000
Payable for investments purchased	60,536,233
Payable for securities sold short (proceeds of $19,640,348)	15,643,991
Management fees payable	2,573,622
Professional fees payable	800,055
Unrealized depreciation on forward foreign currency contracts	736,618
Interest payable on senior revolving notes	163,048
Dividends payable on term preferred shares	130,399
Market value of unfunded loan commitments (cost $25,141)	55,500
Commitment fees payable	6,533
Accrued expenses and other payables	219,598
321,865,597

Net assets applicable to common shareholders	$267,119,392

Net asset value per common share ($267,119,392/331,919 common shares outstanding)	$804.77

Composition of net assets applicable to common shareholders

Common stock, $0.01 par value	$3,319

Paid-in capital	312,918,865

Accumulated net investment income	963,746

Accumulated net realized gain (loss)	(8,414,274)

Unrealized appreciation/(depreciation) on:
Investments and unfunded loan commitmen	(37,628,406)
Forward foreign currency contracts and translation	(723,858)

Net assets applicable to common shareholders	$267,119,392

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Statement of Operations

For the six months ended June 30,2008 (Unaudited)

Investment income
Interest	$19,301,663
Dividends (net of foreign withholding taxes of $945)	69,288
Total Income	19,370,951

Expenses
Management fee (Note 3)	2,573,622
Dividend expense on special share (Note 3)	(13,859,904)
Professional fees	432,312
Amortization of debt issuance costs (Note 2)	361,648
Amortization of offering costs (preferred shares) (Note 2)	169,453
Administration and transfer agent fees	88,066
Directors’ fees and expenses (Note 3)	126,206
Custodian fees	64,114
Commitment fees (senior debt and preferred shares) (Note 1)	76,100
Other expenses	285,378
Expenses before interest expense and dividend distributions to term preferred shareholders	(9,683,005)
Interest expense (Note 1)	2,990,822
Dividend distributions to term preferred shareholders from net investment income and capital gains	2,217,987
Total expenses	(4,474,196)
Net investment income	23,845,147

Realized and unrealized gain (loss) on investments and foreign currency transactions:

Net realized loss on:
Investments, including the results of foreign currency exchanges	(6,206,844)
Foreign currency transactions	(2,438,582)
Net realized loss	(8,645,426)

Net change in unrealized appreciation (depreciation) of:
Investments, including the results of foreign currency exchanges	(32,282,979)
Forward foreign currency contracts and translations	57,035
Net change in unrealized depreciation	(32,225,944)

Net realized and unrealized loss on investments, foreign currency transactions, forward foreign currency contracts and translations	(40,871,370)

Net decrease in net assets applicable to common shareholders resulting from operations	$(17,026,223)

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Statements of Changes in Net Assets

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (decrease) in net assets from operations:
Net investment income	$23,845,147	$19,068,525
Net realized gain (loss)	(8,645,426)	31,050,629
Net change in unrealized depreciation	(32,225,944)	(31,652,575)
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	(17,026,223)	18,466,579

Distributions to common shareholders from:
Net investment income	(4,094,486)	(28,852,391)
Net realized gains	(2,972,401)	(26,809,662)
Total distributions	(7,066,887)	(55,662,053)

Net decrease in net assets applicable to common shareholders	(24,093,110)	(37,195,474)

Net assets applicable to common shareholders - Beginning of period	291,212,502	328,407,976

Net assets applicable to common shareholders - End of period (including accumulated net investment income (loss) of $963,746 and ($18,786,915), respectively)	$267,119,392	$291,212,502

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Statement of Cash Flows

For the six months ended June 30, 2008 (Unaudited)

Cash flows from operating activities:
Net increase (decrease) in net assets applicable to common shareholders from operations	$(17,026,223)
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales and maturities of long-term investments	419,311,291
Proceeds from securities sold short	19,640,348
Purchases of long-term investments	(333,104,667)
Net change in unrealized appreciation of investments and short sales	32,254,762
Net realized loss on investments	6,188,008
Decrease in unrealized depreciation on forward foreign currency contracts and translations	(57,035)
Accretion/amortization of discounts and premiums, net	(1,657,690)
Increase in cash due from broker	(8,400,000)
Amortization of debt issuance costs	361,648
Amortization of preferred shares offering costs	169,453
Decrease in interest and dividends receivable	2,980,363
Increase in other assets	(122,672)
Decrease in deferred placement fees payable	(1,596,375)
Decrease in accrued dividend payable on special share	(13,859,904)
Decrease in management fee payable	(2,215,503)
Decrease in dividends payable on term preferred shares	(93,865)
Increase in commitment fees payable	2,333
Decrease in interest payable on notes	(176,562)
Increase in professional fees payables	428,478
Decrease in undrawn loan commitments payable	(93,028)
Decrease in accrued expenses and other payables	(197,561)
Net cash provided by operating activities	102,735,599
Cash flows from financing activities:
Distributions to common shares	(33,289,418)
Decrease in senior revolving note payable	(30,000,000)
Net cash used in financing activities	(63,289,418)
Net increase in cash	39,446,181
Cash at beginning of period	47,389,908
Cash at end of period	$86,836,089

Supplemental disclosure of cash flow information:
Interest paid on notes during the period	$3,167,384
Dividends paid to term preferred shareholders	$2,311,852

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Financial Highlights

	For the Six Months
	Ended				For the Period from
	June 30, 2008		Year ended December 31,		November 17, 2005* to
	(Unaudited)		2007	2006	December 31, 2005

Selected data for a common share outstanding throughout the period.

Net asset value, beginning of period	$877.36		$989.42	$926.57	$1,000.00

Increase (decrease) in net assets from operations:
Net investment income (loss)**	71.84		57.45	19.73 (4)	(5.40)
Net realized and unrealized gain on investments**	(123.14)		(1.81)	107.57	0.58
Net increase (decrease) in net assets applicable to common shareholders from operations	(51.30)		55.64	127.30	(4.82)

Distributions to common shareholders from:
Net investment income	(12.34)		(86.93)	(38.62)	—
Net realized gains	(8.95)		(80.77)	(25.83)	—
Total distributions	(21.29)		(167.70)	(64.45)	—

Common shares placement and offering costs charged to paid-in capital	—		—	—	(68.61)

Net asset value, end of period	$804.77		$877.36	$989.42	$926.57

Total return per common share	(5.97	)% ^	5.39%	13.74%	(7.34	)%^

Percentages and supplemental data:

Net assets, end of period (000’s)	$267,119		$291,213	$328,408	$150,568

Ratios to average net assets applicable to common shareholders:
Expenses (excluding interest expense and preferred share distributions) (Note 1)	-3.47	%(1)	4.19%	7.19%	8.80	%(1)
Expenses (including interest expense and preferred share distributions) (Note 1)	-1.60	%(1)	9.24%	9.85%	N/A
Expenses (including interest expense and preferred share distributions, but excluding dividend expense on special share) (Note 1)	6.57	%(1)	7.74%	6.00%	N/A
Net investment income (loss) (excluding interest expense and preferred share distributions) (Note 1)	10.41	%(1)	11.21%	4.10%	(4.83	)%(1)
Net investment income (loss) (including interest expense and preferred share distributions) (Note 1)	8.54	%(1)	6.15%	1.44%	N/A
Net investment income (loss) (including interest expense and preferred share distributions, but excluding dividend expense on special share) (Note 1)	3.58	%(1)	7.65%	5.29%	N/A
Asset coverage per preferred share (Note 1)	$4,662	(2)	$5,158 (2)	$6,999 (2)	—	(2)
Liquidation and market value per preferred share (Note 1)	$1,000		$1,000	$1,000	$1,000
Asset coverage per $1,000 of senior revolving note (Note 1)	$3,849	(3)	$3,470 (3)	$3,532 (3)	—	(3)
Liquidation value of preferred shares oustanding (000’s) (Note 1)	$109,000		$109,000	$81,750	$1
Aggregate principal amount of senior revolving notes oustanding (000’s) (Note 1)	$132,000		$162,000	$162,000	—

Portfolio turnover rate	65	%^	155%	159%	14	%^

*	Commencement of operations.
**	Per share amounts are based upon the average number of common shares outstanding.
^	Not annualized.
(1)	Annualized
(2)

Asset coverage per preferred share equals net assets of common shares plus the redemption value of the preferred shares, plus the senior revolving notes outstanding, divided by the total number of preferred shares oustanding at the end of the period.

(3)

Asset coverage per $1,000 of senior revolving note equals net assets of common shares plus the redemption value of the preferred shares, plus the senior revolving notes outstanding, divided by principal amount at the end of the period times $1,000.

(4)	The prior year dividend distributions to term preferred shareholders from net investment income and capital gains has been reclassified into investment income to conform with the 2007 presentation.

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC
Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization, Investment Objective and Capitalization Structure:

York Enhanced Strategies Fund, LLC (the “Company”), a Delaware limited liability company, is registered as a nondiversified closed-end management investment company under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”). The Company received its initial funding on November 17, 2005 (the “Closing Date”) in connection with a private offering of its shares to qualified investors and commenced operations immediately thereafter. The term of the Company is ten years, unless extended for up to two separate one-year periods, at the option of the common shareholders.

The Company was formed with a focus primarily on credit-oriented investments in both the United States and Europe, while also selectively targeting equity opportunities. The Company’s objective is to realize compelling risk-adjusted returns that are uncorrelated to price changes in the public markets. The Company invests in less liquid investments, such as mezzanine financing, bank loans, equity securities, rescue financing and bridge financing transactions.

The Company is authorized to issue common shares (“Common Shares”) in the amount of $325,000,000 (the “Common Commitments”), Series A-1 floating rate term preferred shares (the “Term Preferred Shares”) in the amount of $108,999,000 (the “Preferred Commitments”), one Series A-2 preferred share (the “Special Share”) in the amount of $1,000, and debt (the “Notes”) in the amount of $216,000,000 (the “Debt Commitments”) (together, $650,000,000 of “Capital Commitments”). The Company has the ability to draw the Debt Commitments at various times. At June 30, 2008, $324,943,700 of the Common Commitments, $108,999,000 of the Term Preferred Commitments, the $1,000 Special Share, as well as $132,000,000 of the Debt Commitments had been drawn.

York Enhanced Strategies Feeder Fund, a Delaware statutory trust, and York Enhanced Strategies Feeder Fund (Cayman) Ltd., a Cayman Islands exempted company (together, the “Feeder Funds”), have been established as entities whose sole investment is in Common Shares of the Company and at June 30, 2008 owned 47.4% and 22.2%, respectively, of the Company’s issued and outstanding Common Shares. Shares of these Feeder Funds were offered and sold to investors both inside and outside the United States.

Term Preferred Shares

The Term Preferred Shares have a liquidation preference of $1,000 per share, plus an amount equal to accumulated but unpaid dividends (whether or not declared). Such shares rank on parity with the Special Share as to the payment of dividends and distributions of assets upon liquidation, rank junior to any borrowings and other debts and expenses of the Company, including the Notes, and rank senior to the Common Shares as to distributions of assets and payment of dividends. Holders of the Term Preferred Shares and the Special Share, voting separately as a class, are entitled to elect two of the Company’s Directors. On all other matters, holders of the Term Preferred Shares, Special Share and Common Shares vote together as a single class, with one vote for each share. At June 30, 2008, 108,999 Term Preferred Shares were outstanding.

The Term Preferred Shares have a dividend rate equal to LIBOR plus 0.30%, reset at the beginning of each quarterly rate period, plus an additional amount, if applicable, which approximates the U.S. withholding tax payable by any holder of the Term Preferred Shares with respect to such dividend. For the six months ended June 30, 2008, the average dividend rate was 4.02%.

The Term Preferred Shares are subject to mandatory redemption on November 15, 2013, which is extendable for up to two one-year periods with the approval of both the holders of at least 75% of the shares then outstanding and the credit enhancer (as defined below), at a redemption price of $1,000 per share plus accumulated but unpaid dividends thereon. Additionally, under certain conditions, the Company may be required to either redeem certain of the Term Preferred Shares or repay indebtedness, at the Company’s option. Such conditions include failure by the Company to maintain adequate collateral as required by the terms of the Notes or by the Statement of Preferences of the Term Preferred Shares, or a failure by the Company to maintain sufficient asset coverage as required by the 1940 Act. The Term Preferred Shares are redeemable at the option of the Company, subject to certain provisions, at any time after the five-year anniversary of their initial issuance provided no less than 10% of the Term Preferred Shares remain outstanding.

Commitment fees of 0.10% per annum are accrued on the unissued Term Preferred Shares with respect to the Preferred Commitments and amounted to $0 for the six months ended June 30, 2008.

YORK ENHANCED STRATEGIES FUND, LLC
Notes to Financial Statements
June 30, 2008 (Unaudited)

Payment of dividends, the above commitment fees, and the redemption price on the final mandatory redemption date are guaranteed under a preferred shares insurance policy obtained from an insurance company (the “credit enhancer”), the premiums of which are 0.30% per annum on the redemption value of issued Term Preferred Shares and 0.10% per annum on the Preferred Commitments for unissued Term Preferred Shares. These premiums are included in other expenses in the Statement of Operations. In the event the Company fails to make dividend payments on the Term Preferred Shares, the credit enhancer has certain rights, which if asserted, may have a detrimental effect on the Company and its common shareholders, including but not limited to the right to appoint additional Directors such that their appointees comprise a majority of the Board of Directors.

Special Share

The Special Share is redeemable at the option of the Company, in whole or in part, at any time after the termination for any or no reason pursuant to the Investment Management Agreement in an amount equal to $1,000 plus accumulated and unpaid dividends. The Special Share is entitled to dividends as described in Note 3. During the six months ended June 30, 2008, the Special Share was not entitled to a dividend. At June 30, 2008, 1 Special Share was outstanding.

Notes

The Company has entered into a senior revolving note purchase agreement with certain holders, which provides for the issuance of Notes in the amount of the Debt Commitments. Amounts drawn under the Notes may be repaid, in whole or in part, at the election of the Company, and redrawn subject to the drawdown criteria. The Notes mature November 15, 2013, subject to extension at the option of the holders of 100% of the outstanding principal amount of the Notes for two 12-month periods. At June 30, 2008, $132,000,000 aggregate principal amount of the Notes was outstanding.

The outstanding principal amount of the Notes bears interest at a rate per annum of LIBOR plus 0.40%, payable quarterly in arrears. A commitment fee accrues on the undrawn amount of the Debt Commitments at a rate per annum of 0.20%, payable quarterly. For the six months ended June 30, 2008, the Company accrued $6,533 in commitment fees on the Debt Commitments. For the six months ended June 30, 2008, the average interest rate was 4.12%. At June 30, 2008, the interest rate on the Notes was 3.18%.

The agreements related to the Notes and Term Preferred Shares have covenants, which if not maintained, may cause a default and/or give these holders or other parties various rights, which if asserted, can have a detrimental effect on the Company and its common shareholders. The most important covenant is the maintaining of the highest rating given by the rating agencies, Standard & Poor’s and Moody’s, which primarily requires maintaining adequate “collateral” as defined by those agencies.

Subject to the terms of a pledge and intercreditor agreement, the Company has pledged substantially all the Company’s assets as collateral for its obligations due under the Notes and the credit enhancement for the Term Preferred Shares.

Administrative Expense Limit

The Company, pursuant to the Indenture governing the notes, is subject to an administrative expense limit of 2% of the Capital Commitments through December 31, 2006 and thereafter 2% of the investment portfolio including cash of the Company. For the six months ended June 30, 2008, the Company did not exceed this limit.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. Such policies are in conformity with U.S. generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

Net Asset Value Calculation - The net asset value (“NAV”) per Common Share of the Company is calculated as of the last business day of each calendar quarter and on such other dates as determined by York Enhanced Strategies Management, LLC, a New York limited liability company (“York” or “the Investment Manager”) or the Board of Directors.

YORK ENHANCED STRATEGIES FUND, LLC
Notes to Financial Statements
June 30, 2008 (Unaudited)

Cash and cash equivalents – Cash comprises cash on hand. Cash equivalents are short-term investments that are readily convertible into cash and have original maturities of three months or less.

Security Valuation - Investments in securities traded on a nationally recognized securities exchange or over-the-counter market will generally be valued at the closing price on such exchange or market. Securities not traded on a nationally recognized securities exchange or over-the-counter market are recorded at their fair value as determined in good faith by the Investment Manager, in consultation with the valuation committee, pursuant to valuation procedures approved by the Board of Directors. Such procedures consider prices obtained from one or more brokerage firms or financial institutions making markets in these instruments. The market for such investments may become illiquid from time to time as a result of adverse market conditions, regulatory developments or other factors. Also, there may be only a single or limited number of market makers for certain of the Company’s investments. Accordingly, the market for such investments may be thinly traded and prices quoted may be more volatile than would be the case with more established markets. Because of the inherent uncertainty of valuation, estimated fair values do not necessarily represent amounts that might be ultimately realized, since such amounts depend on future circumstances, and the differences could be material.

Forward currency contracts are valued based upon quoted market prices.

Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Currency Translations - Assets and liabilities denominated in foreign currencies are reflected on the statement of assets and liabilities at their U.S. dollar spot values as of the financial statement date. Gains and losses attributed to changes in the value of foreign currencies for specific investments are reflected on the Statement of Operations as a component of realized and unrealized gain/loss on investment.

Security Transactions - Security transactions are accounted for on trade date for financial reporting purposes (the date on which the order to buy or sell is executed). Realized gains and losses on sales of securities are determined based on the identified cost of securities sold, generally using the highest cost method.

Loans and Other Direct Debt Instruments – The Company may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the Company to supply additional cash to the borrower on demand. At June 30, 2008, the Company had unfunded loan commitments of $1,043,753, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the Company. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Investment Income and Expenses - Interest income is recognized on an accrual basis, increased by the accretion of discount and decreased by the amortization of premium using the effective yield method. Dividend income is recognized on the ex-dividend date, net of applicable withholding taxes. Interest expense is recognized on an accrual basis. Dividend expense on securities sold short is recognized on the ex-dividend date.

Offering and Placement Costs - Costs incurred by the Company in connection with the offering of the Common Shares, including those issued to the Feeder Funds, were recorded as a reduction of paid-in capital applicable to common shares. Costs incurred in connection with the offering of the Term Preferred Shares have been recorded as preferred shares offering costs, an asset on the statement of assets and liabilities. Such costs are amortized on a straight-line basis from the Closing Date to their mandatory redemption date. The effect of using the straight-line method rather than the interest method is not expected to materially affect the Company’s operating results.

In addition to payments made to them at the Closing Date, the Company’s private placement agency agreement with a major broker-dealer provides for the payment of placement fees for the common shares and Term Preferred Shares, commencing at the Closing Date through December 31, 2006 at the rate per annum of 0.25% of Capital Commitments and at the rate per annum of 0.25% of the Company’s investments portfolio (including cash) for the year ended December 31, 2007. Such fees are payable quarterly beginning March 31, 2006 and have been included in preferred shares offering cost on the statement of assets and liabilities.

YORK ENHANCED STRATEGIES FUND, LLC
Notes to Financial Statements
June 30, 2008 (Unaudited)

Debt Issuance Costs - Costs incurred in connection with placing the Company’s Notes have been recorded as debt issuance costs and are amortized on a straight-line basis from the Closing Date to the expected maturity date of the Notes. The effect of using the straight-line method rather than the interest method is not expected to materially affect the Company’s operating results.

Federal Income Taxes - The Company has elected to be treated as a regulated investment company (“RIC”) for U.S. Federal income tax purposes. It intends to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Accordingly, no provision for Federal income tax has been made. However, the Company could be restricted from making distributions necessary to qualify as a RIC due to certain asset coverage ratio requirements under the 1940 Act and financial covenants under the terms of the Term Preferred Shares and Notes. There can also be no assurance that the Company’s distributions, including but not limited to any dividend on the Special Share, may not be considered preferential and not meet the annual distribution requirements of a RIC. If the Company fails to qualify as a RIC, the resulting corporate income tax could substantially reduce the Company’s net assets and distributions.

At June 30, 2008, the Federal income tax cost basis of securities was $491,812,689 and, accordingly, net unrealized depreciation for Federal income tax purposes was $39,053,698 of which $15,194,278 related to appreciated securities and $54,247,976 related to depreciated securities.

New Accounting Pronouncements - In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes,” which the company adopted during this fiscal year. FIN 48 establishes a minimum threshold for recognizing, and a system for measuring, for financial statement recognition and reporting the benefits of tax-return positions taken or expected to be taken in a tax return. Management has analyzed the Company’s tax positions taken or expected to be taken on Federal income tax returns for all open tax years (tax years ended December 31, 2005–2007) for purposes of implementing FIN 48, and has concluded that no tax expense for unrecognized tax benefits is required in the Company’s financial statements.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Company’s financial statements and disclosures, and at this time, does not believe the Company’s financial statements will be materially impacted by the adoption of this interpretation.

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Dividends and Distributions to Common and Preferred Shareholders - Dividends and distributions are recorded on the ex-dividend date. The amount and character of income and capital gains distributions to be paid by the Company are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are considered either temporary or permanent in nature. Timing differences are primarily due to the timing of the deductibility of certain expenses such as organizational costs, debt issuance costs, wash sales, forward foreign currency contracts, straddles, Post-October losses and accrued dividends on preferred shares. Permanent differences are primarily due to differing treatments of paydowns, foreign currency and preferred stock offering costs and resulted in a decrease to distributions in excess of net investment income (loss) of $1,627,314, a decrease to accumulated realized gains of $1,282,604 and a decrease in paid-in capital to common shareholders of $344,710 at December 31, 2007.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets and the Statement of Operations due to short-term capital gains being treated as ordinary income for tax purposes.

YORK ENHANCED STRATEGIES FUND, LLC
Notes to Financial Statements
June 30, 2008 (Unaudited)

The tax character of distributions paid to common shareholders and holders of Term Preferred Shares during 2007 from ordinary income and long-term capital gain were as follows:

		Term
	Common Shares	Preferred Shares
Ordinary Income	$53,338,686	$5,533,279
Long-term capital gains	2,323,367	545,470

The tax character of distributions paid to common shareholders and holders of Term Preferred Shares during 2006 from ordinary income were $21,393,275 and $2,042,091 respectively. There were no distributions from long-term capital gains during 2006.

At December 31, 2007, the components of accumulated losses on a tax basis were as follows:

	Undistributed	Unrealized
Undistributed	Long-Term	Appreciation/
Ordinary Income	Capital Gain	(Depreciation)
$625,433	$2,621,547	$(5,388,163)

These numbers differ from those in the composition of net assets on the Statement of Assets and Liabilities for reasons mentioned above.

Currency losses incurred after October 31 (“post-October” currency losses) within the taxable year are deemed to arise on the first business day of the Company’s next taxable year. The Company deferred post-October currency losses in the amount of $274,587 during 2007.

Indemnifications - Under the Company’s organizational documents, its officers and Directors are indemnified against certain liability arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Management Fees and Other Transactions with Affiliates:

Management Fee - York is the investment manager to the Company. Pursuant to the Investment Management Agreement, the Company pays York as partial compensation for all services rendered a fee (“Management Fee”), payable quarterly, at a rate initially equal to 0.75% per annum of the Management Fee Capital as of each calendar quarter end. Management Fee Capital during the period commencing on the Closing Date and ending on December 31, 2006 is defined as the sum of (a) the aggregate Common Commitments, regardless of whether the Company has drawn down such commitments, (b) the aggregate Preferred Commitments, regardless of whether the Company has drawn down such commitments, and (c) the aggregate Debt Commitments, regardless of whether the Company has drawn down or repaid such commitments. Commencing January 1, 2007, Management Fee Capital is the quarter-end value of the Company’s investments portfolio (including cash). After December 31, 2007, the Management Fee rate will be equal to 1.00% per annum.

Additionally, as holder of the Special Share, York is entitled to contingent dividends (the “Carried Interest”) equal to the greater of 1) $40 per year and 2) 100% of the amount by which the cumulative distributions and amounts distributable to the holders of the Common Shares (excluding any distribution relating to the original capital payment made for the Common Shares) exceed a 2% quarterly weighted average return on undistributed net assets attributable to the Common Shares until York has received from the Company an amount equal to 20% of the aggregate cumulative distributions of net income and gain to the holders of the Common Shares. This 2% quarterly weighted average return on undistributed capital is cumulative (but not compounded) up to an aggregate of 8% per year. Thereafter, the Special Share is entitled to 20% of the additional distributions and distributable dividends and gains, so long as the cumulative dividends to the Common Shares are at least 80% of the total cumulative dividends.

YORK ENHANCED STRATEGIES FUND, LLC
Notes to Financial Statements
June 30, 2008 (Unaudited)

Even if the thresholds that would entitle a payment of the Carried Interest to York, are not met, the Company accrues for the Carried Interest on its cumulative net investment income and cumulative net gain on investments, including unrealized gains on investments, distributable to the holders of the Common Shares. As of June 30, 2008, York was not entitled to a Carried Interest payment.

Directors’ Fees - Certain officers and a Director of the Company are also officers of York or its affiliates. The Company does not pay any compensation directly to its officers or Directors who are directors, officers or employees of York or its affiliates.

Affiliated Shareholders - Included in net assets applicable to common shareholders is approximately $20,550,000 attributable to affiliates of York.

4. Investment Transactions:

During the six months ended June 30, 2008, the Company made purchases and sales totaling $304,670,304 and $344,498,181, respectively, of investment securities excluding U.S. Government securities and short-term investments.

5. Investment Risks:

The Company’s investment activities expose it to various types of risk, both on and off balance sheet, which are associated with the financial instruments and markets in which it invests. These financial instruments expose the Company to varying degrees to elements of credit, market, interest rate, currency, liquidity and short sale risk. The Investment Manager actively monitors and seeks to manage these risks by employing various strategies. In addition, it is the policy of the Company to transact the majority of its securities and contractual commitment activity with broker-dealers, banks and regulated exchanges that the Investment Manager considers to be well established.

The Company invests in defaulted securities as well as lower rated and comparable quality unrated high yield securities. Investments in defaulted and other high yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher quality rated securities. The risk of loss may be significantly greater for holders of defaulted and high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Credit risk - Credit risk represents the potential loss that the Company would incur if the counterparties failed to perform pursuant to the terms of their obligations to the Company. The Company minimizes its exposure to credit risk by conducting transactions with established, reputable brokers.

The clearing and depository operations for the Company’s securities transactions as well as execution of forward currency contracts are provided by The Bank of New York and Goldman Sachs Group, Inc. The Company is subject to credit risk should The Bank of New York or Goldman Sachs Group, Inc. be unable to fulfill their obligations.

Investment in debt exposes the Company to the risk that an issuer will default on the payment of interest, principal or both. The extent of the Company’s exposure to credit risk in respect of these financial assets approximates their carrying value as recorded in the Company’s statement of assets and liabilities.

Interest rate risk - The Company is exposed to risks associated with the effects of fluctuations in the prevailing levels of market interest rates on its financial position and cash flows.

Currency risk - The Company invests in assets or have liabilities denominated in currencies other than its reporting currency, the United States Dollar. Consequently, the Company is exposed to risks that the exchange rate of the United States Dollar relative to other currencies may change in a manner which has an adverse effect on the reported value of that portion of the Company’s assets or liabilities which are denominated in currencies other than the United States Dollar. The Company enters into forward currency contracts to minimize this currency risk.

Liquidity risk - Securities in which the Investment Manager is authorized to invest include securities for which there is a relatively inactive trading market. The sale of such securities often requires more time and results in higher brokerage charges

YORK ENHANCED STRATEGIES FUND, LLC
Notes to Financial Statements
June 30, 2008 (Unaudited)

or dealer discounts and other selling expenses than does the sale of securities eligible for trading on a national securities exchange or for which there is an active over-the-counter market. The market for such securities may become illiquid from time to time as a result of adverse market conditions, regulatory developments or other factors. Such illiquidity may adversely affect the timing or value on liquidation of portfolio assets.

Short sale risk - The Company may enter into short sales whereby it sells a security it generally does not own, in anticipation of a decline in the security’s price. Due to the nature of a short sale, the potential for loss is unlimited. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized gains or losses on the Statement of Operations. The Company will realize a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position). The Company is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are booked as an expense of the Company. The Company designates collateral consisting of liquid assets sufficient to collateralize the market value of short positions.

6. Due from Broker:

As of June 30, 2008, cash due from broker represents monies pledged as collateral for short positions and forward foreign currency contracts. Interest is earned on credit balances maintained at the broker. At June 30, 2008, the Company has two open short positions.

YORK ENHANCED STRATEGIES FUND, LLC

June 30, 2008 (Unaudited)

Reporting to Shareholders (Unaudited)

The Company provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 70 days of the end of the Company’s second and fourth fiscal quarters by filing the reports electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. The Company also delivers the semi-annual and annual reports to shareholders. The Company also files a complete schedule of portfolio holdings with the SEC for the Company’s first and third fiscal quarters on Form N-Q. The Company does not deliver the reports for the first and third fiscal quarters to shareholders. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC- 0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures & Proxy Voting Record (Unaudited)

A copy of (1) the Company’s policies and procedures with respect to the voting of proxies relating to the Company’s portfolio securities; and (2) how the company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling collect (212) 300-1300 or by accessing the SEC’s website at www.sec.gov. The Company’s proxy voting history is also available on Form N-PX, which can be found by accessing the SEC’s website at www.sec.gov.

ITEM 2.  CODE OF ETHICS.

Not applicable for filing of semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for filing of semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for filing of semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included in the Semi-Annual Stockholder Report in Item 1.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for filing of semi-annual report.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

No change.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported in a timely manner.

(b) None.

ITEM 12.  EXHIBITS.

(a)(1) None.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.

(a)(3) None.

(b) None.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

York Enhanced Strategies Fund, LLC

By:	/S/ Jeffrey A. Weber

Name: Jeffrey A. Weber
Title: President

Date: August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ James G. Dinan

Name: James G. Dinan
Title: Chief Executive Officer (principal executive officer)

Date: August 29, 2008

By:	/S/ Adam J. Semler

Name: Adam J. Semler
Title: Chief Financial Officer and Secretary (principal financial officer)

Date: August 29, 2008